FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Denominated in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
United States Dollars
Disclosure of detailed information about financial instruments [line items]
Liabilities:	$ 130,228,653	$ 42,156,027
Assets:	15,764,054	16,758,306
Euros
Disclosure of detailed information about financial instruments [line items]
Liabilities:	693,536	1,163,015
Assets:	9,559	142,433
Reales
Disclosure of detailed information about financial instruments [line items]
Liabilities:	$ 423	$ 265